Acquisition of Hebei Ningjin Songgong (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	11 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2013 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Dec. 31, 2013 Heibei Ningjin Songgong Semiconductor Co., Ltd.
Assets acquired:
Cash and cash equivalents				45,109
Accounts receivable				138,516
Short term prepayment				18,221
Inventory				75,473
Other current assets				34,702
Property, plant and equipment, net				18,826
Long term prepayment				69,785
Total assets acquired				400,632
Liabilities
Short-term borrowings				24,100
Accounts payable				45,822
Other payables				57,376
Payroll and welfare payable				41,244
Accrued expenses				578
Total liabilities assumed				169,120
Total fair value of net assets				231,512
Less: Non-controlling interest				81,029
Fair value of purchase consideration				150,483
Net revenues	7,182,789	6,719,065	10,732,854		158,179
Net loss	(473,676)	(1,662,257)	(564,345)		5,178